SHAREHOLDERS' EQUITY - Dividends (Details) - $ / shares									12 Months Ended
	Jan. 03, 2019	Oct. 03, 2018	Jul. 03, 2018	Apr. 03, 2018	Jan. 02, 2018	Oct. 03, 2017	Jul. 04, 2017	Apr. 03, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Dividends per share (in dollars per share)		$ 0.48	$ 0.48	$ 0.48	$ 0.48	$ 0.48	$ 0.48	$ 0.48	$ 1.92	$ 1.92
Entitled rate per share of dividends (in dollars per share)									$ 0.05
Subsequent Event
Disclosure of classes of share capital [line items]
Dividends per share (in dollars per share)	$ 0.48			$ 0.50